Segment reporting (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue from Contract with Customer, Including Assessed Tax	$ 16,144,309	$ 36,443,887
Other edible fungi [Member]
Revenue from Contract with Customer, Including Assessed Tax	29,109	16,443
Corn [Member]
Revenue from Contract with Customer, Including Assessed Tax	782,946	18,784,651
Shiitake [Member]
Revenue from Contract with Customer, Including Assessed Tax	6,668,963	9,806,605
Mu Er [Member]
Revenue from Contract with Customer, Including Assessed Tax	5,255,756	7,329,253
Red dates [Member]
Revenue from Contract with Customer, Including Assessed Tax	0	506,935
Logistic services [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 3,407,535	$ 0